Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Liabilities Current [Abstract]
OTHER CURRENT LIABILITIES
6.	OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2021
	RMB	RMB
Accrued expenses(1)	320,097	66,441
Derivative liabilities	20,916	-
Others	89,813	25,036
Total	430,826	91,477
(1)	Accrued expenses mainly represent accrued marketing and promotion service fees.